PROMISSORY NOTES	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Debt Disclosure [Abstract]
PROMISSORY NOTES

PROMISSORY NOTES:

	July 31, 2014 $	April 30, 2014 $

Promissory notes	4,767,952	4,346,769

Total promissory notes	4,767,952	4,346,769

On September 13, 2013 and January 27, 2014, the Company entered into additional agreements with a company controlled by a director of the Company (the “Lender”) pursuant to which up to $5,787,280 will be advanced to the Company in tranches, of which $5,004,280 had been advanced as at July 31, 2014 (the “Promissory Notes”). The Promissory Notes mature as to $1,000,000 on December 31, 2015, $2,000,000 on June 30, 2016 and the balance due on December 31, 2016. Certain conditions may result in early repayment.

The Promissory Notes bear interest at the rate of 12% per annum and during the three months ended July 31, 2014, the Company recorded interest of $153,293 (July 31, 2013 - $69,734). Interest is payable semi-annually as calculated on May 31st and November 30th. Interest is to be paid either in cash or in common shares at the option of the Lender. The balance of the interest payable up to May 31, 2014 was settled with the Lender subsequent to July 31, 2014 (Note 10).The Company and the Lender have agreed that the Lender is to receive bonus shares equal to 6% of each loan tranche advanced divided by the Company’s common share market price where, for purposes of calculating the number of shares issuable for each loan tranche, the Company’s common share market share price is discounted by 25% as allowed by regulation. The amount of bonus shares issued is subject to a minimum price of $CDN 0.105 and a maximum of 1,720,649 bonus shares. In addition, the Company will issue the Lender an equal number of share purchase warrants for each loan tranche advanced. Each bonus share purchase warrant will entitle the Lender to purchase one common share of the Company at a price equal to the greater of (a) the market price of the Company’s common shares on the date of the advance and (b) the volume weighted average price of the Company’s common shares over the twenty trading days immediately prior to the date of the advance. The bonus share purchase warrants expire on the earlier of (a) December 1, 2016 and (b) the date the advance has been repaid in full, including interest.

During the three months ended July 31, 2014, the Company issued 412,193 bonus shares to the Lender at the fair value of $96,000 including 313,350 shares having a fair value of $79,223 that the Company had previously committed to issue. The Company was committed to issuing an additional 51,502 bonus shares to the Lender at the fair value of $12,000. The fair value of the bonus shares was determined by reference to the trading price of the Company’s common shares on the date the advances were received.

The Company also committed to issue 51,202 bonus share purchase warrants to the Lender with an exercise price of $0.25. During the three months ended July 31, 2014, the Company issued 98,843 bonus share purchase warrants to the Lender with a weighted average exercise price of $0.286 including 313,350 bonus share purchase warrants the Company had previously committed to issue. At July 31, 2014, the Company was committed to issuing an aggregate of 51,202 bonus share purchase warrants. The fair value of bonus share purchase warrants committed to be issued during the three months ended July 31, 2014 of $21,716 was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: stock price – CDN$0.26; exercise price – CDN$0.28; expected risk-free interest rate – 1.13%; expected life – 2.5 years; expected volatility – 109% and expected dividend rate – 0%.

The aggregate finance fees are recorded against the Promissory Notes balance and are being amortized to the Statement of Loss over the life of the Promissory Notes using the effective interest method. The unamortized debt discount as at July 31, 2014 is $236,328 (April 30, 2014 – $207,511).

The Promissory Notes are collateralized by the Company’s Helmer-Bovill Property.

PROMISSORY NOTES:

	April 30, 2014 $	April 30, 2013 $

Promissory notes	4,346,769	1,928,088

Total promissory notes	4,346,769	1,928,088

During the year ended April 30, 2012, the Company issued a $150,000 promissory note bearing interest at 12% for funds advanced from a director of the Company (the “Lender”).

During the year ended April 30, 2013, the Company issued $850,000 of promissory notes bearing interest at 9.5% for funds advanced from the Lender. In addition the Company issued $905,000 of promissory notes bearing interest at 12% for funds advanced from the Lender. On September 12, 2012, the Company and the Lender agreed to amend previously issued promissory notes totalling $1,000,000 that included advances totalling $150,000 bearing interest at 12% and $850,000 of advances bearing interest at 9.5% along with accrued interest thereon of $23,088 by way of issuing a new promissory note having a principal balance of $1,023,088 bearing interest at 12%.

In addition, as part of the agreement to amend the previously issued promissory notes, the Company issued 800,000 common shares to the Lender having an aggregate fair value of $146,952 based on their quoted market price. This amendment was accounted for as a debt extinguishment with a corresponding loss on debt extinguishment of $146,952 recorded in the Statement of Loss for the year ended April 30, 2013.

On September 13, 2013, the Company and the Lender agreed to amend previously issued promissory notes totalling $1,800,000 bearing interest at 12% along with accrued interest thereon of $81,226 by way of issuing a new promissory note having a principal balance of $1,881,226 also bearing interest at 12%. As part of this amendment, the Company issued 1,058,322 common shares having an aggregate fair value of $121,706 based on their quoted market price and 1,058,322 share purchase warrants having a fair value of $69,664 to the Lender. The fair value of the warrants was determined using the Black-Scholes model with the following assumptions: stock price – CDN$0.115; expected life – 3.22 years; strike prices – CDN$0.14 - $CDN 0.1722 volatility – 100.7%, risk free discount rate – 1.13%. This amendment was accounted for as a debt extinguishment with a corresponding loss on debt extinguishment of $191,370 recorded in the Statement of Loss for the year ended April 30, 2014. In addition, the maturities of the promissory notes were established as to $1,000,000 on December 31, 2015, $2,000,000 on June 30, 2016 and the balance due on December 31, 2016.

Pursuant to the debt amendment agreement dated September 13, 2013, the Company agreed to issue the Lender bonus shares equal to 6% of each loan tranche advanced divided by the Company’s common share market price where, for purposes of calculating the number of shares issuable for each loan tranche, the Company’s common share market share price is discounted by 25% as allowed by regulation. The amount of bonus shares issued is subject to a minimum price of $CDN 0.105 and a maximum of 1,720,649 bonus shares. In addition, the Company will issue the Lender an equal number of share purchase warrants for each loan tranche advanced. Each bonus share purchase warrant will entitle the Lender to purchase one common share of the Company at a price equal to the greater of (a) the market price of the Company’s common shares on the date of the advance and (b) the volume weighted average price of the Company’s common shares over the twenty trading days immediately prior to the date of the advance. The bonus share purchase warrants expire on the earlier of (a) December 1, 2016 and (b) the date the advance has been repaid in full, including interest.

On January 27, 2014, the Company and the Lender executed an agreement whereby the Lender agreed to advance up to $5,787,280 to be advanced to the Company in tranches, of which $4,554,280 had been advanced as at April 30, 2014. Certain conditions may result in early repayment.

The promissory notes bear interest at the rate of 12% per annum and during the year, the Company recorded interest totalling $360,977 (2013 - $100,496) on its promissory notes. Interest is payable semi-annually as calculated on May 31st and November 30th. Interest is to be paid either in cash or in common shares at the option of the Lender.

During the year ended April 30, 2014, the Company issued additional promissory notes bearing interest at 12% for an aggregate of $2,545,000 of funds advanced from the Lender.

During the year ended April 30, 2014, the Company issued 280,940 bonus shares to the Lender at the fair value of $62,834 and the Company was committed to issuing an additional 313,350 bonus shares to the Lender at the fair value of $79,223. The fair value of the bonus shares was determined by reference to the trading price of the Company’s common shares on the date the advances were received. The Company also issued 280,940 bonus share purchase warrants and the Company was committed to issuing an additional 313,350 bonus share purchase warrants to the Lender. The aggregate of 594,290 bonus share purchase warrants had a weighted average exercise price of $0.19. The fair value of bonus share purchase warrants issued/committed to be issued during the year ended April 30, 2014 of $80,480 was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: stock price – CDN$0.16; exercise price – CDN$0.19; expected risk-free interest rate – 1.13%; expected life – 3.1 years; expected volatility – 102% and expected dividend rate – 0%.

During the year ended April 30, 2014, the Company settled $201,414 of interest payable on the promissory notes by the issuance of 1,001,112 common shares at the fair value of $266,743 (Note 10). Accordingly, the Company recorded a loss on settlement of debt of $65,329.

The aggregate finance fees of $232,539, including $10,000 of legal fees, are recorded against the Promissory Notes balance and are being amortized to the Statement of Loss over the life of the Promissory Notes using the effective interest method. The unamortized debt discount as at April 30, 2014 is $207,511 (2013 – $Nil).

The Promissory Notes are collateralized by the Company’s Helmer-Bovill Property.